Debt	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Debt
15.	Debt

	Interest rate	Maturity	Principal	December 31 2020	December 31 2019
Syndicated Credit Agreement (a)
Syndicated facility	Prime + 2.5%	Aug 27, 2021	74,000	—	82,910
Operating facility	Prime + 2.5%	Aug 27, 2021	5,330	—	—
Term Debt Facility (b)
First tranche	9.75%	Jul 27, 2023	115,000	—	95,003
				—	177,913

Current portion				—	177,913
Long term				—	—

(a)	Syndicated Credit Agreement

As at	December 31, 2020	December 31, 2019
Principal value of debt	—	84,000
Transaction costs	—	(1,313)
Accretion	—	223
	—	82,910

At December 31, 2019, the Syndicated Credit Agreement, as written, contained certain financial covenants to maintain:

(i)	An available cash balance to March 31, 2020;
(ii)	An interest coverage ratio as at December 31, 2019;
(iii)	A senior funded debt to EBITDA ratio as at March 31, 2020 and as at the end of every fiscal quarter thereafter; and
(iv)	A fixed charge coverage ratio at March 31, 2020 and as at the end of every fiscal quarter thereafter.

At December 31, 2019, the Company was not in compliance with the interest coverage ratio covenant under its Syndicated Credit Agreement, which caused a cross-default under the Term Debt Facility. As a result, as at December 31, 2019, the full principal amount of the Syndicated Credit Agreement and the Term Debt Facility were classified as current liabilities on the Company’s consolidated statement of financial position. The Company obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach and a waiver for any corresponding breaches of the Term Debt Facility. Under the terms of the waivers, the Company agreed that on or before April 15, 2020 it would (i) enter into a definitive purchase agreement related to the sale of Bridge Farm and (ii) enter into term sheets with the each of the respective lenders under the Syndicated Credit Agreement and Term Debt Facility setting out a financing strategy for the Company. On April 15, 2020, the Company and its senior lenders agreed to amend the terms of the waiver by extending the date required to enter into a definitive purchase agreement related to the sale of Bridge Farm to April 30, 2020, and on May 1, 2020, the date was extended to May 11, 2020. On May 12, 2020, the Company announced that the previously extended waiver expired, however, on May 14, 2020, the Company obtained a new waiver for the December 31, 2019 covenant breach as described below.

On May 14, 2020, the Company obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach, the March 31, 2020 senior funded debt to EBITDA ratio covenant breach and any corresponding breaches of the Term Debt Facility. Under the terms of the waivers, the Company agreed that on or before June 1, 2020 it would (i) execute an amended and restated credit agreement under its Syndicated Facility, (ii) execute a refinancing transaction under its Term Debt Facility, (iii) execute an intercreditor agreement, and (iv) close the sale of Bridge Farm.

On June 1, 2020, the Company’s senior lenders amended the terms of the May 14, 2020 waivers and agreements extending the required completion of defined milestones to June 5, 2020.

On June 5, 2020, the Company entered into an amended and restated credit agreement, executed a refinancing transaction under its Term Debt Facility (note 15b), executed an intercreditor agreement and closed the sale of Bridge Farm (note 5). The amended and restated credit agreement included a waiver for the Company’s March 31, 2020 covenant non-compliance, elimination of financial covenants other than a minimum cash balance covenant of $2.5 million until December 31, 2020 or later and a covenant requiring the Company to raise capital of US$10 million by December 1, 2020 (which was satisfied as a result of the August 2020 Offering (note 21b)). Additionally, principal repayments of $2.1 million per quarter had been rescheduled to commence on September 30, 2020 and were paid on that date.

Principal repayments of $2.1 million were scheduled to be paid every fiscal quarter with the remaining principal balance of $65.6 million due in August 2021. During December 2020, the Company voluntarily prepaid the outstanding principal balance of $71.9 million and cancelled the Syndicated Credit Agreement.

(b)	Term Debt Facility

As at	December 31, 2020	December 31, 2019
Principal value of debt	—	115,000
Transaction costs	—	(9,461)
Accretion	—	3,397
Fair value assigned to warrants, at issuance	—	(13,933)
	—	95,003

At December 31, 2019, the Company was subject to three financial covenants under this facility, so long as the principal amount owing under the Term Debt Facility was greater than $75 million.

On May 14, 2020, the Company obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach, the March 31, 2020 senior funded debt to EBITDA ratio covenant breach and any corresponding breaches of the Term Debt Facility (note 15a).

On June 5, 2020, the Company entered into a restructuring and novation agreement (the “Restructuring and Novation Agreement”) and a securities restructuring agreement (the “Securities Restructuring Agreement”) whereby $45.0 million of principal from the Term Debt Facility was assigned to the Bridge Farm Purchaser and the remaining $73.2 million of principal plus accrued interest was extinguished and replaced with $73.2 million senior second lien convertible notes of the Company (note 16a).